Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Expected Credit Loss Allowance
The movement in the expected credit loss allowance during the year was as follows:

	2022	2021
Balance, January 1,	$585	$862
Impairment loss recognized	1,167	29
Amounts written-off as uncollectible	(23)	(70)
Impairment loss reversed	(31)	(231)
Effect of movement in exchange rates	34	(5)
Balance, December 31,	$1,732	$585

Summary of Ageing of Trade Receivables
The ageing of trade receivables at December 31 w
a
s as follows:

	2022		2021
	Gross	Provision for Impairment	Gross	Provision for Impairment
Not past due	$224,872	$2	$117,618	$1
Past due 0 – 30 days	54,578	16	27,235	5
Past due 31 – 120 days	18,845	1,400	8,524	474
Past due more than 120 days	766	314	105	105
	$299,061	$1,732	$153,482	$585

Summary of Financial Instruments were Denominated in U S Dollars
The following financial instruments were denominated in U.S. dollars:

	2022				2021
	Canadian Operations		Foreign Operations		Canadian Operations		Foreign Operations
Cash	US$	264	US$	13,421	US$	2,398	US$	17,382
Accounts receivable		215		175,543		14		115,614
Accounts payable and accrued liabilities		(28,041)		(101,531)		(29,427)		(81,971)
Long-term liabilities, excluding long-term incentive plans (1)		—		(14,542)		—		(14,781)
Net foreign currency exposure	US$	(27,562)	US$	72,891	US$	(27,015)	US$	36,244
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings (loss)		$(276)		$—		$(270)		$—
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss		$—		$729		$—		$362
(1) Excludes U.S. dollar long-term debt that has been designated as a hedge of the Corporation’s net investment in certain self-sustaining foreign operations.

Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments	The following are the contractual maturities of the Corporation’s financial liabilities and other contractual commitments as at December 31, 2022:

	2023	2024	2025	2026	2027	Thereafter	Total
Accounts payable and accrued liabilities	$392,053	$—	$—	$—	$—	$—	$392,053
Share-based compensation	94,403	62,189	31,245	—	—	—	187,837
Long-term debt	2,287	2,287	71,367	484,893	—	542,004	1,102,838
Interest on long-term debt (1)	77,774	77,774	77,313	54,401	37,263	38,816	363,341
Commitments	108,101	45,541	42,872	22,592	4,835	8,628	232,569
Total	$674,618	$187,791	$222,797	$561,886	$42,098	$589,448	$2,278,638
(1) Excludes amortization of long-term debt issue costs.